Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 18,077,471	$ 36,901,720
Allowance for credit loss	(8,136,400)	(7,909,571)	$ (8,016,322)	$ (8,047,527)
Accounts receivable, net	$ 9,941,071	$ 28,992,149